Due From/(To) Related Parties - Schedule of Due To Related Party (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Due to a related party – current
Due to a related party – current	$ 63,000	$ 0
Due to a related party – non-current
Due to a related party – non-current	85,567	402,202
Mr. Tingjun Yang [Member]
Due to a related party – current
Due to a related party – current	63,000	0
Mr. Joseph Shu Sang Law [Member]
Due to a related party – non-current
Due to a related party – non-current	$ 85,567	$ 402,202